Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

May 31, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Form N-1A for Eaton Vance Investment Trust (the “Registrant”)

Post-Effective Amendment No. 62 (1933 Act File No. 33-1121)

Amendment No. 65 (1940 Act File No. 811-4443) (the “Amendment”)

on behalf of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as Exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is being filed to reflect a change in the Fund’s name, investment objective and the adoption of new investment policies, including a policy to invest, under normal market conditions, at least 80% of its total assets in floating-rate municipal obligations which includes a fixed-rate instrument that is subject to a swap agreement converting fixed rate to floating rate.  As reflected in the attached Amendment, the Fund will now be included in a new stand-alone prospectus.

The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 60 filed with the Commission on July 26, 2012 (Accession No. 0000940394-12-000846) pursuant to Rule 485(b) under the 1933 Act.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, add updated financial and performance information (including updating the

Securities and Exchange Commission

May 31, 2013

expense information contained in each Fund’s summary prospectus) and make any other necessary nonmaterial changes.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President

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